CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Q2) - USD ($) $ in Thousands	Total	Retained Earnings / (Accumulated Deficit)	Exchange Reserve	Other Reserve
Beginning balance at Dec. 31, 2019	$ (61,618)
Loss for the periods	(55,826)
Other comprehensive income	905
Ending balance at Dec. 31, 2020	145,904
Loss for the periods	82,643	$ 67,169
Other comprehensive income	(195)		$ (195)
Share-based payments	88,355			$ 88,355
Ending balance (Effects of Reverse Recapitalization) at Dec. 31, 2021				221,105
Ending balance at Dec. 31, 2021	288,079	67,169	(195)	221,104
Loss for the periods	(25,194)	(25,194)
Share-based payments	54,425			54,425
Ending balance at Jun. 30, 2022	317,310	41,975	(195)	275,530
Beginning balance (Effects of Reverse Recapitalization) at Dec. 31, 2021				221,105
Beginning balance at Dec. 31, 2021	288,079	67,169	(195)	221,104
Loss for the periods	(60,366)	(60,366)
Other comprehensive income	(22)		(22)
Share-based payments	90,648			90,648
Ending balance (Effects of Reverse Recapitalization) at Dec. 31, 2022				311,753
Ending balance at Dec. 31, 2022	318,339	6,803	(217)	311,752
Issuance of shares through Business Combination	18,096			18,096
Loss for the periods	(49,827)	(49,827)
Other comprehensive income	9		9
Share-based payments	21,847			21,847
Ending balance at Jun. 30, 2023	$ 308,464	$ (43,024)	$ (208)	$ 351,696